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MainStay VP Income Builder Portfolio
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MAINSTAY VP FUNDS TRUST

MainStay Income Builder Fund
(each a “Portfolio” and collectively, the “Portfolios”)

Supplement dated September 23, 2019 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses and SAI.

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3.	MainStay VP Income Builder Portfolio only

a.	The second paragraph in the section entitled “Principal Investment Strategies” of the Portfolio’s Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following:

Asset Allocation Investment Process: Asset allocation decisions are made by a Committee chaired by New York Life Investment Management LLC (“New York Life Investments”) in collaboration with MacKay Shields LLC (“MacKay Shields”). Asset allocation decisions are determined based on the relative values of each asset class, inclusive of the ability of each asset class to generate income. The Portfolio may use equity index and fixed-income futures to manage effective exposure, for example, by adding exposure to the equity markets or adjusting fixed-income duration exposure. Neither equity index futures nor fixed-income futures are counted toward the Portfolio's equity or fixed-income allocation guidelines.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.